AlphaCentric Income Opportunities Fund

CLASS A: IOFAX CLASS C: IOFCX CLASS I: IOFIX

AlphaCentric Life Sciences and Healthcare Fund

(formerly, “AlphaCentric LifeSci Healthcare Fund”)

CLASS A: LYFAX CLASS C: LYFCX CLASS I: LYFIX

AlphaCentric Premium Opportunity Fund

CLASS A: HMXAX CLASS C: HMXCX CLASS I: HMXIX

AlphaCentric Robotics and Automation Fund

CLASS A: GNXAX CLASS C: GNXCX CLASS I: GNXIX

AlphaCentric Symmetry Strategy Fund

Class A: SymaX Class C: SymcX Class I: SymiX

AlphaCentric Real Income Fund

(formerly, “AlphaCentric Strategic Income Fund”)

Class A: SiiaX Class C: SiicX Class I: SiiiX

(each, a “Fund” and, collectively, the “Funds”)

December 4, 2024

The information in this Supplement amends certain information contained in the
Funds’ Statement of Additional Information (the “SAI”) dated August 1, 2024, as supplemented. _____________________________________________________________________________

Effective November 18, 2024, Thomas Hamel is a Vice President of the Trust. Accordingly, the following information is added to the table under the section of the Funds’ SAI entitled “Management - Trustees and Officers”.

Name, Address, Year of Birth	Position(s) Held with Trust	Term and Length Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios Overseen In The Fund Complex	Other Directorships Held During Past 5 Years
Thomas Hamel 36 N. New York Avenue Huntington, NY 11743 Year of Birth: 1969	Vice President	Since 11/2024	Managing Director, Head of Investment Operations, Catalyst Capital Advisors LLC, AlphaCentric Advisors LLC and Rational Advisors, Inc., since 1/2024; COO, Head of Investment Operations & Accounting, Captain Technologies, 9/2020 to 1/2024; Head of Client & Investment Operations, Aksia LLC, 4/2009 – 8/2020.	N/A	N/A

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You should read this Supplement in conjunction with the Prospectus, Summary Prospectus and Statement of Additional Information for the Funds each dated August 1, 2024, as supplemented, which provides information that you should know about the Funds before investing. This document is available upon request and without charge by calling the Funds toll-free at 1-844-ACFUNDS (1-844-223-8637) or by writing to AlphaCentric Funds, c/o Ultimus Fund Solutions, LLC, 225 Pictoria Dr., Suite 450, Cincinnati, OH 45246.

Please retain this Supplement for future reference.

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